Retirement Plans (Tables)	12 Months Ended
Dec. 02, 2012
Retirement Plans
Schedule of components of net periodic cost for employees
	2012	2011	2010
	(in thousands)
Service cost	$942	$788	$1,258
Interest cost	1,537	1,454	1,713
Expected return on assets	(1,588)	(1,447)	(1,246)
Amortization of unrecognized net loss	821	524	498
Amortization of unrecognized prior service cost	151	167	226

Total net periodic pension cost	1,863	1,486	2,449
Less: Net periodic pension cost of discontinued operations	—	—	(506)

Net periodic pension cost	$1,863	$1,486	$1,943

Schedule of other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income
	2012	2011	2010
	(in thousands)
Net loss	$6,102	$5,585	$1,179
Amortization of prior service cost	(151)	(167)	(169)
Amortization of net loss	(821)	(524)	(498)

Total recognized in other comprehensive income	$5,130	$4,894	$512

Schedule of weighted-average assumptions used in calculating net periodic benefit costs
	2012	2011	2010
Settlement (discount) rate(a)	4.72%	5.48%	5.70%
Expected long term return on plan assets	7.38%	7.85%	7.85%
Weighted average rate of increase in future compensation levels	0.00%	0.00%	0.00%
(a)
Due to current economic differences in the interest rates in the jurisdictions of the retirement plans, the discount rates used in fiscal 2012 to determine the expenses for the United States retirement plan and Canadian retirement plan were 4.75% and 4.45%, respectively.

Schedule of funded status of the pension plans
	2012	2011
	(in thousands)
Change in Benefit Obligation:
Projected benefit obligation at beginning of year	$32,525	$26,580
Service cost	942	788
Interest cost	1,537	1,454
Plan changes	—	127
Actuarial losses	6,869	4,687
Benefits paid	(703)	(705)
Expenses paid	(334)	(302)
Foreign currency exchange rate changes	176	(104)

Projected benefit obligation at end of year	$41,012	$32,525

Change in Plan Assets:
Fair value of plan assets at beginning of year	$21,161	$17,905
Actual return on assets	2,354	551
Employer contribution	1,890	3,787
Benefits paid	(703)	(705)
Expenses paid	(334)	(302)
Foreign currency exchange rate changes	140	(75)

Fair value of plan assets at end of year	$24,508	$21,161

Funded status	$(16,504)	$(11,364)

Schedule of amounts recognized in the consolidated balance sheet and the accumulated benefit obligation and fair value of assets
	2012	2011
	(in thousands)
Amounts Recognized in the Consolidated Balance Sheets:
Noncurrent portion of benefit liability	$(16,504)	$(11,364)
Accumulated other comprehensive income	22,281	17,060

Net amount recognized as of fiscal year end	$5,777	$5,696

Accumulated Benefit Obligation and Fair Value of Assets:
Accumulated benefit obligation	$(41,012)	$(32,525)
Projected benefit obligation	(41,012)	(32,525)
Fair value of assets	24,508	21,161

Unfunded projected benefit obligation	$(16,504)	$(11,364)

Schedule of amounts recognized in accumulated other comprehensive income
	2012	2011
	(in thousands)
Amounts Recognized in Accumulated Other Comprehensive Income:
Net loss	$21,033	$15,687
Prior service credit	1,248	1,373

Net amount recognized as of fiscal year end	$22,281	$17,060

Schedule of weighted-average assumptions used in calculating benefit obligations
	2012	2011	2010
Settlement (discount) rate(a)	4.00%	4.72%	5.48%
Expected long term return on plan assets	6.93%	7.85%	7.85%
Weighted average rate of increase in future compensation levels	0.00%	0.00%	0.00%
(a)
The discount rates used in fiscal 2012 to determine the benefit obligations for the United States retirement plan and Canadian retirement plan were both 4.00%.

Schedule of amounts in accumulated other comprehensive income/(loss) expected to be recognized during the next fiscal year

Amortization of net loss	$1,089
Amortization of prior service cost	145

Schedule of estimated future benefit payments

Fiscal 2013	$665
Fiscal 2014	715
Fiscal 2015	790
Fiscal 2016	895
Fiscal 2017	991
Fiscal 2018 - Fiscal 2022	7,268

Schedule of target and actual asset allocations
	2012 Target	2012 Actual	2011 Actual
Allocation of plan assets:
Equity securities	60.00%	60.37%	80.24%
Debt securities	40.00%	36.40%	16.71%
Other	0.00%	3.23%	3.05%

Total plan assets	100.00%	100.00%	100.00%

Schedule of fair value of pension plan assets by asset category
	December 2, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Equity
Mutual funds—U.S. companies	$10,053	$—	$10,053	$—
Mutual funds—International companies	4,734	—	4,734	—

Total equity funds	14,787	—	14,787	—
Mutual funds—fixed income	8,797	—	8,797	—
Money market funds	924	—	924	—

Total	$24,508	$—	$24,508	$—

	November 27, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Equity
Mutual funds—U.S. companies	$7,322	$—	$7,322	$—
Mutual funds—International companies	9,552	—	9,552	—

Total equity funds	16,874	—	16,874	—
Mutual funds—fixed income	3,632	—	3,632	—
Money market funds	655	—	655	—

Total	$21,161	$—	$21,161	$—

Schedule of expenses related to the multi-employer benefit plans

The expense recognized by the Company for such contributions was as follows (in thousands):

	2012	2011	2010
Multi-employer retirement plan expense	$5,092	$5,284	$4,779
Multi-employer health and welfare plan expense	$3,098	$3,089	$2,755

Schedule of information regarding multi-employer pension plans

		Pension Protection Act Zone Status(1)			Contributions of Sealy Corporation
									Expiration Date of Collective Bargaining Agreement
	EIN/Pension Plan Number			FIP/RP Status Pending/ Implemented(2)				Surcharge Imposed(3)
Pension Fund		2012	2011		2012	2011	2010
					(in thousands)
United Furniture Workers Pension Fund A(4)	13-5511877-001	Red	Red	Implemented	$1,117	$1,546	$890	Yes, 10%	2013 and 2014
Pension Plan of the National Retirement Fund(4)	13-6130178-001	Red	Red	Implemented	$890	927	1,039	Yes, 10%	2013
(1)
The Pension Protection Act of 2006 ranks the funded status of multi-employer pension plans depending upon a plan's current and projected funding. A plan is in the Red Zone (Critical) if it has a current funded percentage less than 65%. A plan is in the Yellow Zone (Endangered) if it has a current funded percentage of less than 80%, or projects a credit balance deficit within seven years. A plan is in the Green Zone (Healthy) if it has a current funded percentage greater than 80% and does not have a projected credit balance deficit within seven years. The zone status is based on the plan's year end rather than the Company's. The zone status listed above is based on information that the Company received from the plan and is certified by the plan's actuary for the most recent year available.

(2)
Funding Improvement Plan or Rehabilitation Plan as defined in the Employment Retirement Security Act of 1974 has been implemented or is pending.

(3)
Indicates whether the Company paid a surcharge to the plan in the most current year due to funding shortfalls and the amount of the surcharge.

(4)
The Company was not listed in the plan's Form 5500 as providing more than 5% of the total contributions for the most recent plan year available.